Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Employee benefits, expense	¥ 219,884	¥ 100,957	¥ 132,728